Nature of operations and going concern	12 Months Ended
Dec. 31, 2017
Nature Of Operations And Going Concern
1. Nature of operations and going concern

Emgold Mining Corporation (“the Company” or “Emgold”) is incorporated under the British Columbia Corporations Act and the principle place of business is located at 1010 - 789 West Pender Street, Vancouver, British Columbia, V6C 1H2. The Company is in the process of exploring its mineral property interests and has not yet determined whether its mineral property interests contain mineral reserves that are economically recoverable. During the period ended 31 December 2017, the Company consolidated its share capital on a ten to one basis. All share and per share amounts have been retroactively restated to reflect the consolidation (Note 11). The Company’s shares are traded on the TSX Venture Exchange (“TSX-V”) under the symbol EMR, the OTC Market under the symbol EGMCF, and the Frankfurt Stock Exchange (“FRA”) under the symbol EMLM.

These audited consolidated financial statements (“Financial Statements”) have been prepared on the basis of the accounting principles applicable to a going concern, which assumes the Company’s ability to continue in operation for the foreseeable future and to realize its assets and discharge its liabilities in the normal course of operations.

There are several adverse conditions that cast significant doubt upon the soundness of this assumption. The Company has negative working capital, has incurred operating losses since inception, has no source of significant revenue at this time, is unable to self-finance operations, and has significant on-going cash needs to meet its overhead requirements and maintain its exploration and evaluation assets. Further, the business of mining and exploration involves a high degree of risk and there can be no assurance that current or future exploration programs will result in profitable mining operations. The recoverability of exploration and evaluation assets is dependent upon several factors, which include the discovery of economically recoverable reserves, the ability of the Company to obtain the necessary financing to complete the development of these properties, and future profitable production or proceeds from disposition of mineral properties.

For the Company to continue to operate as a going concern it must obtain additional financing; there can be no assurance that this will continue in the future.

If the going concern assumption were not appropriate for these consolidated financial statements then adjustments would be necessary to the carrying value of assets and liabilities, the reported expenses and the statement of financial position classifications used, and such adjustments could be material.

Rounded (‘000’s)	31 December 2017	31 December 2016
Working capital	$(469,000)	$(782,000)
Accumulated deficit	$(51,494,000)	$(51,808,000)